Property, plant & equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
7	Property, plant & equipment

The changes in the carrying value of the property, plant and equipment can be presented as follows for the year 2017 and 2016:

in 000€	Land and buildings	Plant and equipment	Leased assets	Construc- tion in progress	Total
Acquisition value
At January 1, 2016	19,719	33,408	8,933	2,114	64,174
Additions	8	4,916	2,483	7,899	15,306
Acquired from business combinations	−	−	−	−	−
Disposals	(2)	(2,266)	(699)	(6)	(2,973)
Transfers	3	4,180	540	(5,330)	(607)
Currency Translation	69	−	(20)	(25)	24
Other	−	(39)	4	−	(35)
At December 31, 2016	19,797	40,199	11,241	4,652	75,889
Additions	377	10,560	2,246	17,334	30,517
Acquired from business combinations	11,412	8,024	136	414	19,986
Disposals	(31)	(1,046)	(39)	218	(898)
Transfers	11,527	7,439	(425)	(18,914)	(373)
Currency Translation	(185)	(118)	5	88	(210)
Other	(663)	(235)	1,139	(38)	203
At December 31, 2017	42,234	64,823	14,303	3,754	125,114

Depreciation
At January 1, 2016	(4,369)	(18,927)	(2,478)	−	(25,774)
Depreciation charge for the year	(709)	(4,048)	(1,663)	−	(6,420)
Disposals	2	541	669	−	1,212
Transfers	−	117	−	−	117
Currency Translation	(17)	6	2	−	(9)
Other	−	48	−	−	48
At December 31, 2016	(5,093)	(22,263)	(3,470)	−	(30,826)
Depreciation charge for the year	(858)	(5,444)	(2,327)	−	(8,629)
Disposals	15	842	18	−	875
Transfers	521	(444)	296	−	373
Currency Translation	31	166	(1)	−	196
Other	853	64	(1,139)	−	(222)
At December 31, 2017	(4,531)	(27,079)	(6,623)	−	(38,233)

Net book value
At December 31, 2017	37,703	37,744	7,680	3,754	86,881
At December 31, 2016	14,704	17,936	7,771	4,652	45,063
At January 1, 2016	15,350	14,481	6,455	2,114	38,400

The changes in the carrying value of the property, plant and equipment can be presented as follows for the year 2015:

in thousands of euros	Land and buildings	Plant and equipment	Leased assets	Construc- tion in progress	Total
Acquisition value
At January 1, 2015	13,268	30,139	7,116	999	51,522
Additions	4,333	4,693	1,200	2,610	12,836
Acquired from business combinations	5	29	306	−	340
Disposals	−	(680)	(325)	−	(1,005)
Transfers	1,824	(1,106)	645	(1,484)	(121)
Currency Translation	289	320	(9)	(11)	589
Other	−	13	−	−	13
At December 31, 2015	19,719	33,408	8,933	2,114	64,174

Depreciation
At January 1, 2015	(2,451)	(16,354)	(2,505)	−	(21,310)
Depreciation charge for the year	(582)	(3,183)	(1,357)	−	(5,122)
Disposals	−	686	44	−	730
Transfers	(1,281)	(12)	1,293	−	−
Currency Translation	(55)	(51)	(1)	−	(107)
Other	−	(13)	48	−	35
At December 31, 2015	(4,369)	(18,927)	(2,478)	−	(25,774)

Net book value
At December 31, 2015	15,350	14,481	6,455	2,114	38,400
At January 1, 2015	10,817	13,785	4,611	999	30,212

The investments in property, plant & equipment in 2017 amounted to K€30,517 (2016: K€15,306; 2015: K€12,836) and mainly related to the building constructions in Leuven and Poland (K€12,762), the investment into new machines and installations in Belgium, Poland and Germany (acquired and leased – K€11,947) and the investment in leased motor vehicles (K€1,444). The investments in 2016 related to the building constructions in Leuven and Poland (K€6,098), the investment into new machines and installations (acquired and leased – K€8,254) and the investment in computer equipment (K€890). The investments in 2015 related to the acquisition of land in Leuven (K€2,026) and in Poland (K€1,283) and the investment into new machines and installations (acquired and leased – K€7,298).

Through the acquisition of ACTech property, plant & equipment was acquired for a total amount of K€19,986, of which K€11,412 related to land and buildings and K€8,024 related to machines and installations.

The Group realized a net loss on disposal of property, plant and equipment of K€25 in 2017 (2016: a net gain of K€149; 2015: a net gain of K€73).

No impairment of property, plant and equipment was recorded.

Land and buildings

The carrying value of land included in land and buildings at December 31, 2017 included K€0 of assets under construction (2016: K€0; 2015: K€0).

Finance leases

The carrying value of finance leases at December 31, 2017 was K€7,680 (2016: K€7,771; 2015: K€6,455). Finance leases are included in the column leased assets and mainly relate to 3D printing machines with a carrying value of K€6,613 at December 31, 2017 (2016: K€7,771; 2015: K€6,455) and for which depreciation of K€1,864 was recorded in 2017 (2016: K€1,663; 2015: K€1,357). New finance leases in 2017 amount to K€2,246 of which K€1,596 relate to leased motor vehicles (2016:K€2,757; 2015:K€3,808).

Assets under construction

Per end of 2017 the assets under construction mainly relate to machinery and installations in Belgium, Poland and Germany. In 2016 the assets under construction mainly included the building of the new production and office facility in Belgium and Poland (K€6,098) as well as the construction and upgrade of 3D printing machines, transferred to land & buildings and plant & equipment respectively in 2017. In 2015 the assets under construction were mainly the construction and upgrade of 3D printing machines that are being built by the Group.

Borrowing costs

In 2017 borrowing costs have been capitalized for an amount of K€87. No borrowing costs were capitalized during any of the years ended December 31, 2016 and 2015.

Pledges

Land and buildings (including buildings under construction) with a carrying amount of K€28,526 (2016: K€12,594; 2015: K€7,479) are subject to pledges to secure several of the Group’s bank loans. In addition pledges have been given on current and other fixed assets with a total carrying amount of K€13,340 (2016: €0; 2015: €0) (Note 24).